Property, plant and equipment, net	12 Months Ended
Dec. 31, 2014
Property, plant and equipment, net [Abstract]
Property, Plant and Equipment, Net
6	Property, plant and equipment, net

Property, plant and equipment, net consisted of the following:

	December 31,
	2013	2014
Land	$4,550	$4,413
Buildings and leasehold improvements	238,227	277,324
Plant and machinery	55,123	65,903
Electronic equipment, furniture and fixtures	124,378	144,234
Motor vehicles	2,795	2,679
Total cost	425,073	494,553
Less: Accumulated depreciation	(161,516)	(191,629)
	263,557	302,924
Construction in progress	61,153	109,809
Total property, plant and equipment, net	$324,710	$412,733

Depreciation expenses were $28,043, $33,499 and $36,017 for the years ended December 31, 2012, 2013, and 2014, respectively.